Benefit Plans - Change in Benefit Obligation and Plan Assets (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2020 USD ($) Plan	Dec. 31, 2019 USD ($)	Dec. 31, 2018 USD ($)
Defined Benefit Plan Disclosure [Line Items]
Number of defined benefit pension plans | Plan	3
Ecoservices
Defined Benefit Plan Disclosure [Line Items]
Number of defined benefit pension plans | Plan	2
Defined Benefit Pension Plans
Change in plan assets:
Fair value of plan assets at beginning of period	$ 87,815
Fair value of plan assets at end of the period	102,605	$ 87,815
Defined Benefit Pension Plans | U.S.
Change in benefit obligation:
Benefit obligation at beginning of period	82,726	74,445
Service cost	769	978	$ 1,019
Interest cost	2,665	3,099	2,943
Participant contributions	0	0
Plan curtailments	0	(2,795)
Plan settlements	(1,455)	(1,669)
Benefits paid	(1,511)	(1,350)
Expenses paid	0	0
Actuarial (gains) losses	8,743	10,018
Translation adjustment	0	0
Benefit obligation at end of the period	91,937	82,726	74,445
Change in plan assets:
Fair value of plan assets at beginning of period	69,450	55,905
Actual return on plan assets	11,539	12,464
Employer contributions	2,372	4,100
Employee contributions	0	0
Plan settlements	(1,455)	(1,669)
Benefits paid	(1,511)	(1,350)
Expenses paid	0	0
Translation adjustment	0	0
Fair value of plan assets at end of the period	80,395	69,450	55,905
Funded status of the plans (underfunded)	(11,542)	(13,276)
Changes in actuarial (gains) losses due to discount rates	8,938	8,978
Changes in actuarial (gains) losses due to demographic experience	343	2,017
Changes in actuarial (gains) losses due to mortality assumptions	538	977
Defined Benefit Plan, Accumulated Benefit Obligation	91,937	82,326
Defined Benefit Pension Plans | Foreign
Change in benefit obligation:
Benefit obligation at beginning of period	19,673	15,877
Service cost	1,080	977	712
Interest cost	299	355	365
Participant contributions	112	110
Plan curtailments	(1,603)	0
Plan settlements	0	0
Benefits paid	(213)	(198)
Expenses paid	(60)	(67)
Actuarial (gains) losses	949	2,951
Translation adjustment	1,973	(332)
Benefit obligation at end of the period	22,210	19,673	15,877
Change in plan assets:
Fair value of plan assets at beginning of period	18,365	17,079
Actual return on plan assets	1,238	874
Employer contributions	820	926
Employee contributions	112	110
Plan settlements	0	0
Benefits paid	(213)	(198)
Expenses paid	(60)	(67)
Translation adjustment	1,948	(359)
Fair value of plan assets at end of the period	22,210	18,365	17,079
Funded status of the plans (underfunded)	0	(1,308)
Changes in actuarial (gains) losses due to discount rates	1,440	3,134
Changes in actuarial (gains) losses due to demographic experience	70	161
Changes in actuarial (gains) losses due to mortality assumptions	421	22
Defined Benefit Plan, Accumulated Benefit Obligation	0	19,335
Other Postretirement Benefits Plans
Change in benefit obligation:
Benefit obligation at beginning of period	554	780
Service cost	0	10	16
Interest cost	19	29	37
Plan amendments	0	(460)
Benefits paid	(2)	(3)
Premiums paid	(3)	(3)
Actuarial (gains) losses	82	201
Benefit obligation at end of the period	650	554	$ 780
Change in plan assets:
Fair value of plan assets at beginning of period	0
Employer contributions	5	6
Benefits paid	(2)	(3)
Premiums paid	(3)	(3)
Fair value of plan assets at end of the period	0	0
Funded status of the plans (underfunded)	(650)	(554)
Changes in actuarial (gains) losses due to discount rates	83	148
Changes in actuarial (gains) losses due to demographic experience	4	51
Changes in actuarial (gains) losses due to mortality assumptions	3	2
Underfunded and Unfunded Plans
Change in plan assets:
Funded status of the plans (underfunded)	$ 11,542	$ 13,276